Gains (losses) on financial assets at fair value through profit or loss (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Gains (losses) on financial assets at fair value through profit or loss	₩ 40,699	₩ 32,233
Financial assets at fair value through profit or loss | Beneficiary securities
Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Gains (losses) on financial assets at fair value through profit or loss	6,127	12,458
Financial assets at fair value through profit or loss | Cooperative securities
Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Gains (losses) on financial assets at fair value through profit or loss	645	76
Financial assets at fair value through profit or loss | Debt with embedded derivatives
Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Gains (losses) on financial assets at fair value through profit or loss	3,598	2,697
Financial assets at fair value through profit or loss | Other
Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Gains (losses) on financial assets at fair value through profit or loss	₩ 30,329	₩ 17,002